Fees and Expenses - Prospectus Summary	Dec. 31, 2025
Schwab Government Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Sweep Shares USD ($)
Prospectus Summary | Schwab Government Money Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Schwab Government Money Fund	Sweep Shares
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.44%	[1]
[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.44% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Schwab Government Money Fund	Sweep Shares USD ($)
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	$ 555

Schwab Prime Advantage Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - USD ($)	Investor Shares	Ultra Shares
Prospectus Summary | Schwab Prime Advantage Money Fund | Shareholder Fee, Other	$ 0	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Schwab Prime Advantage Money Fund		Investor Shares	Ultra Shares
Management Fees (as a percentage of Assets)		0.19%	0.19%
Distribution and Service (12b-1) Fees		0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.16%	0.01%
Expenses (as a percentage of Assets)		0.35%	0.20%
Fee Waiver or Reimbursement		(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)	[1]	0.34%	0.19%
[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Schwab Prime Advantage Money Fund - USD ($)	Investor Shares	Ultra Shares
Expense Example, with Redemption, 1 Year	$ 35	$ 19
Expense Example, with Redemption, 3 Years	109	61
Expense Example, with Redemption, 5 Years	191	107
Expense Example, with Redemption, 10 Years	$ 431	$ 243

Schwab Government Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - USD ($)	Investor Shares	Ultra Shares
Prospectus Summary | Schwab Government Money Fund | Shareholder Fee, Other	$ 0	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Schwab Government Money Fund		Investor Shares	Ultra Shares
Management Fees (as a percentage of Assets)		0.19%	0.19%
Distribution and Service (12b-1) Fees		0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.16%	0.01%
Expenses (as a percentage of Assets)		0.35%	0.20%
Fee Waiver or Reimbursement		(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)	[1]	0.34%	0.19%
[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Schwab Government Money Fund - USD ($)	Investor Shares	Ultra Shares
Expense Example, with Redemption, 1 Year	$ 35	$ 19
Expense Example, with Redemption, 3 Years	109	61
Expense Example, with Redemption, 5 Years	191	107
Expense Example, with Redemption, 10 Years	$ 431	$ 243

Schwab Treasury Obligations Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - USD ($)	Investor Shares	Ultra Shares
Prospectus Summary | Schwab Treasury Obligations Money Fund | Shareholder Fee, Other	$ 0	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Schwab Treasury Obligations Money Fund		Investor Shares	Ultra Shares
Management Fees (as a percentage of Assets)		0.19%	0.19%
Distribution and Service (12b-1) Fees		0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.15%	0.00%
Expenses (as a percentage of Assets)		0.34%	0.19%
Fee Waiver or Reimbursement	[1]	(0.00%)	(0.00%)
Net Expenses (as a percentage of Assets)	[2]	0.34%	0.19%
[1]	Amount is less than 0.005%.
[2]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction.Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Schwab Treasury Obligations Money Fund - USD ($)	Investor Shares	Ultra Shares
Expense Example, with Redemption, 1 Year	$ 35	$ 19
Expense Example, with Redemption, 3 Years	109	61
Expense Example, with Redemption, 5 Years	191	107
Expense Example, with Redemption, 10 Years	$ 431	$ 243

Schwab Retirement Government Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Retirement Government Money Fund USD ($)
Prospectus Summary | Schwab Retirement Government Money Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Schwab Retirement Government Money Fund	Schwab Retirement Government Money Fund
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.19%	[1]
[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.19% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction.Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Schwab Retirement Government Money Fund	Schwab Retirement Government Money Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	$ 243

Schwab U.S. Treasury Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - USD ($)	Investor Shares	Ultra Shares
Prospectus Summary | Schwab U.S. Treasury Money Fund | Shareholder Fee, Other	$ 0	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Schwab U.S. Treasury Money Fund		Investor Shares	Ultra Shares
Management Fees (as a percentage of Assets)		0.19%	0.19%
Distribution and Service (12b-1) Fees		0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.16%	0.01%
Expenses (as a percentage of Assets)		0.35%	0.20%
Fee Waiver or Reimbursement		(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)	[1]	0.34%	0.19%
[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction.Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Schwab U.S. Treasury Money Fund - USD ($)	Investor Shares	Ultra Shares
Expense Example, with Redemption, 1 Year	$ 35	$ 19
Expense Example, with Redemption, 3 Years	109	61
Expense Example, with Redemption, 5 Years	191	107
Expense Example, with Redemption, 10 Years	$ 431	$ 243

Schwab AMT Tax-Free Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - USD ($)	Investor Shares	Ultra Shares
Prospectus Summary | Schwab AMT Tax-Free Money Fund | Shareholder Fee, Other	$ 0	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Schwab AMT Tax-Free Money Fund		Investor Shares	Ultra Shares
Management Fees (as a percentage of Assets)		0.19%	0.19%
Distribution and Service (12b-1) Fees		0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.17%	0.02%
Expenses (as a percentage of Assets)		0.36%	0.21%
Fee Waiver or Reimbursement		(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)	[1]	0.34%	0.19%
[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Schwab AMT Tax-Free Money Fund - USD ($)	Investor Shares	Ultra Shares
Expense Example, with Redemption, 1 Year	$ 35	$ 19
Expense Example, with Redemption, 3 Years	109	61
Expense Example, with Redemption, 5 Years	191	107
Expense Example, with Redemption, 10 Years	$ 431	$ 243

Schwab Municipal Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - USD ($)	Investor Shares	Ultra Shares
Prospectus Summary | Schwab Municipal Money Fund | Shareholder Fee, Other	$ 0	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Schwab Municipal Money Fund		Investor Shares	Ultra Shares
Management Fees (as a percentage of Assets)		0.19%	0.19%
Distribution and Service (12b-1) Fees		0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.16%	0.01%
Expenses (as a percentage of Assets)		0.35%	0.20%
Fee Waiver or Reimbursement		(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)	[1]	0.34%	0.19%
[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Schwab Municipal Money Fund - USD ($)	Investor Shares	Ultra Shares
Expense Example, with Redemption, 1 Year	$ 35	$ 19
Expense Example, with Redemption, 3 Years	109	61
Expense Example, with Redemption, 5 Years	191	107
Expense Example, with Redemption, 10 Years	$ 431	$ 243

Schwab California Municipal Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - USD ($)	Investor Shares	Ultra Shares
Prospectus Summary | Schwab California Municipal Money Fund | Shareholder Fee, Other	$ 0	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Schwab California Municipal Money Fund		Investor Shares	Ultra Shares
Management Fees (as a percentage of Assets)		0.19%	0.19%
Distribution and Service (12b-1) Fees		0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.16%	0.01%
Expenses (as a percentage of Assets)		0.35%	0.20%
Fee Waiver or Reimbursement		(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)	[1]	0.34%	0.19%
[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction.Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Schwab California Municipal Money Fund - USD ($)	Investor Shares	Ultra Shares
Expense Example, with Redemption, 1 Year	$ 35	$ 19
Expense Example, with Redemption, 3 Years	109	61
Expense Example, with Redemption, 5 Years	191	107
Expense Example, with Redemption, 10 Years	$ 431	$ 243

Schwab New York Municipal Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - USD ($)	Investor Shares	Ultra Shares
Prospectus Summary | Schwab New York Municipal Money Fund | Shareholder Fee, Other	$ 0	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Schwab New York Municipal Money Fund		Investor Shares	Ultra Shares
Management Fees (as a percentage of Assets)		0.19%	0.19%
Distribution and Service (12b-1) Fees		0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.16%	0.01%
Expenses (as a percentage of Assets)		0.35%	0.20%
Fee Waiver or Reimbursement		(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)	[1]	0.34%	0.19%
[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction.Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Schwab New York Municipal Money Fund - USD ($)	Investor Shares	Ultra Shares
Expense Example, with Redemption, 1 Year	$ 35	$ 19
Expense Example, with Redemption, 3 Years	109	61
Expense Example, with Redemption, 5 Years	191	107
Expense Example, with Redemption, 10 Years	$ 431	$ 243